Stockholders' Equity - Additional Information (Detail) - USD ($)			10 Months Ended	12 Months Ended
	Mar. 10, 2021	Aug. 12, 2019	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 10, 2019
Class Of Stock [Line Items]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, shares issued			5,220,358	5,639,096	5,313,742	5,256,884	5,212,090	5,231,053	5,284,176
Common stock, shares outstanding			5,220,358	5,639,096	5,313,742	5,256,884	5,212,090	5,231,053	5,284,176
Common stock redemption percentage				100.00%
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Stock-based compensation expense				$ 0
Chief Financial Officer
Class Of Stock [Line Items]
Common stock, shares issued										5,000
Number of shares forfeited		5,000
Rights
Class Of Stock [Line Items]
Period allotted to complete the business combination				24 months
Warrants or rights outstanding			17,817,500	17,817,500
Contractual penalties for failure to deliver securities to the rights holders				$ 0
Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized				1,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Warrants
Class Of Stock [Line Items]
Exercise price of warrants				$ 11.50						$ 11.50
Number of trading days required for warrant exercise price adjustment				20 days
Percentage of warrants exercise price				115.00%
Period after business combination when warrants become exercisable				30 days
Period after offering when warrants become exercisable				12 months
Warrants exercisable expiration period after completion of business combination				5 years
Period allotted to complete the business combination				18 months
Net cash settlement value of warrants				$ 0
Redemption price per warrant				$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days
Minimum price per share required for redemption of warrants				$ 18.00
Warrants redemption covenant, threshold trading days				20 days
Warrants redemption covenant, threshold consecutive trading days				30 days
Warrants or rights outstanding			17,817,500	17,817,500
Warrants | Rights
Class Of Stock [Line Items]
Number of shares of common stock each holder receive										0.20
Warrants | Maximum
Class Of Stock [Line Items]
Exercise price of warrants				$ 9.50
Warrants | Minimum
Class Of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances				60.00%
Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized				100,000,000
Common stock, voting rights per share				Holders of the Company's common stock are entitled to one vote for each share of common stock.
Common stock, shares issued			5,220,358	5,639,096
Common stock, shares outstanding			5,220,358	5,639,096
Shares subject to possible redemption			17,024,642	16,026,023
Temporary equity shares subject to redemption shares			(17,024,642)	998,619
Common stock redemption percentage	3.40%
Payment of redemption				$ 5,857,340
Common stock held in trust				$ 168,384,949
Common stock remaining shares issued and outstanding				21,665,119
Common Stock | Subsequent Event
Class Of Stock [Line Items]
Temporary equity shares subject to redemption shares	579,881
Common Stock | Rights
Class Of Stock [Line Items]
Number of shares of common stock each holder receive				0.05
Common Stock | Maximum
Class Of Stock [Line Items]
Exercise price of warrants				$ 9.50